Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Components of Property and Equipment

Property and equipment comprise the following (in thousands):

	December 31,
	2016	2015
Computer and office equipment	$532	$532
Laboratory equipment	1,108	1,894
Leasehold improvements	523	523

	2,163	2,949
Less: Accumulated depreciation and amortization	(2,054)	(2,616)

Total property and equipment, net	$109	$333